Consolidated Interim Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Shares To Be Issued [Member]	Share Purchase Warrants Reserve [Member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance value at Dec. 31, 2020	$ 289			$ 12,982		$ 3,221	$ (273,626)	$ (257,134)
Balance, shares at Dec. 31, 2020	8,184,388
IfrsStatementLineItems [Line Items]
Shares issued for acquisition of B.Y.B.Y. Investment and Promotions Ltd. (“B.Y.B.Y.”) (note 4)	$ 840,941							840,941
Shares issued for acquisitio of, shares	9,831,495
Shares issued upon reverse takeover (note 4)	$ 5,140,676							5,140,676
Shares Issued Upon Reverse Take over, shares	6,269,117
Proceeds for shares issued	$ 4,812,365							4,812,365
Proceeds for shares issued, shares	5,134,100
Proceeds for shares issued from exercise of stock options	$ 49,200							49,200
Proceeds for shares issued from exercise of stock options, shares	60,000
Proceeds for shares to be issued		81,967						81,967
Share purchase warrants reserve			639,879					639,879
Share-based payments					550,517			550,517
Loss for the period							(4,878,738)	(4,878,738)
Other comprehensive loss for the period				14,473		6,223		20,696
Balance value at Dec. 31, 2021	$ 10,843,471	81,967	639,879	27,455	550,517	9,444	(5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	29,479,100							37,885,932
IfrsStatementLineItems [Line Items]
Proceeds for shares issued	$ 122,950	(81,967)						$ 40,983
Proceeds for shares issued, shares	40,983
Proceeds for shares issued from exercise of stock options	$ 237,800							237,800
Proceeds for shares issued from exercise of stock options, shares	290,000
Share-based payments					146,581			146,581
Loss for the period							(964,462)	(964,462)
Other comprehensive loss for the period				(11,022)		4,653		(6,369)
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”)(note 3)	$ 37,501,200							37,501,200
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd, shares	7,920,000
Shares issued for services	$ 41,876							41,876
Shares issued for services, shares	6,727
Shares to be issued for services		41,875						41,875
Balance value at Sep. 30, 2022	$ 48,747,297	41,875	639,879	16,433	697,098	14,097	(6,116,826)	44,039,853
Balance, shares at Sep. 30, 2022	37,736,810
Balance value at Dec. 31, 2021	$ 10,843,471	81,967	639,879	27,455	550,517	9,444	(5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	29,479,100							37,885,932
IfrsStatementLineItems [Line Items]
Proceeds for shares issued	$ 739,519	(81,967)						$ 657,552
Proceeds for shares issued, shares	183,378
Proceeds for shares issued from exercise of stock options	$ 371,780				(133,980)			237,800
Proceeds for shares issued from exercise of stock options, shares	290,000
Share-based payments					153,909			153,909
Loss for the period							(1,664,684)	(1,664,684)
Other comprehensive loss for the period				(11,709)		3,835		(7,874)
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”)(note 3)	$ 42,768,000							42,768,000
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd, shares	7,920,000
Shares issued for services	$ 83,752							83,752
Shares issued for services, shares	13,454
Shares to be issued for services		41,875						41,875
Balance value at Dec. 31, 2022	$ 54,806,522	41,875	639,879	15,746	570,446	13,279	(6,817,048)	49,270,699
Balance, shares at Dec. 31, 2022	37,885,932
IfrsStatementLineItems [Line Items]
Share-based payments					95,464			95,464
Loss for the period							(3,327,542)	(3,327,542)
Other comprehensive loss for the period				(42,760)		2,741		(40,019)
Shares issued for services	$ 125,621	(41,875)						83,746
Shares issued for services, shares	24,415
Shares to be issued for services		30,799						30,799
Shares issued, net	$ 3,018,565							3,018,565
Shares issued, net, shares	1,733,334
Balance value at Sep. 30, 2023	$ 57,950,708	$ 30,799	$ 639,879	$ (27,014)	$ 665,910	$ 16,020	$ (10,144,590)	$ 49,131,712
Balance, shares at Sep. 30, 2023	39,643,681							39,643,681